Note 3 - Inventories	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
3—INVENTORIES

Inventories consist of the following:

	06-30-2016	12-31-2015
Components, spare parts	4,345	4,085
Work-in-progress	1,706	676
Finished goods	2,653	2,118
Total gross inventories	8,704	6,879
Less: provision for slow-moving inventory	(773)	(728)
Total	7,932	6,151